Financial instruments carried at fair value - Financial instruments classified in Level 3 and quantitative information about unobservable inputs (Detail: Text Values) - Valuation technique unobservable parameters (Level 3) - EUR (€)
€ in Millions
	Jun. 30, 2026	Dec. 31, 2025
Assets
Included in other financial assets
Other trading assets	€ 135	€ 157
Other financial assets mandatory at fair value	984	1,000
Other financial assets at fair value through other comprehensive income	€ 27	59
Liabilities
Included in other financial liabilitie
Securities sold under repurchase agreements designated at fair value		€ 61